ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2016
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Schedule of Subsidiaries
Company	Date of establishment/acquisition	Place of establishment	Percentage of ownership by the Company	Principal activities
Ascendium Group Limited (“Ascendium”)	September 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding
Our Medical Services Limited (“OMS”)	August 22, 1996	BVI	100%	Investment holding
Medstar Oversea Ltd. (“Medstar Overseas”)	September 22, 2011	BVI	100%	Investment holding
US Proton Therapy Holdings Limited (“Proton BVI”)	May 16, 2011	BVI	100%	Investment holding
US Proton Therapy Holdings Limited (“US Proton”)	June 29, 2011	United States of America	100%	Investment holding
Concord Medical Services (International) Pte. Ltd. (“China Medstar”) (formerly known as China Medstar Pte. Limited)	August 8, 2003	Singapore	100%	Investment holding
Cyber Medical Networks Limited (“Cyber”)	May 26, 2006	Hong Kong	100%	Investment holding
China Medical Services (Holdings) Limited (“CMS Holdings”)	July 18, 2008	Hong Kong	100%	Investment holding
King Cheers Holdings Limited (“King Cheers”)	May 18, 2001	Hong Kong	100%	Investment holding
Shenzhen Aohua Medical Technology and Services Co., Ltd. (“AMT”)	February 21, 2008	PRC	100%	Leasing of medical equipment and provision of management services
Medstar (Shanghai) Leasing Co., Ltd. (“MSC”)	March 21, 2003	PRC	99%	Leasing of medical equipment and provision of management services
Beijing MeizhongJiahe Hospital Management Co., Ltd. (“MHM”)	July 23, 2008	PRC	85.34%	Provision of management services
Beijing Yundu Internet Technology Co., Ltd. (“Yundu”)	July 26, 2007	PRC	100%	Provision of management services
Tianjin Concord Medical Technology Limited	April 22, 2010	PRC	100%	Leasing of medical equipment and provision of management services
Guangzhou Jinkangshenyou Investment Co., Ltd. (“JKSY”)	August 12, 2010	PRC	100%	Leasing of medical equipment

Company	Date of establishment/acquisition	Place of establishment	Percentage of ownership by the Company	Principal activities
Guangzhou Concord Medical Cancer Hospital Co., Ltd. (“GZ Proton”)	June 29, 2011	PRC	70%	Medical technology research and development, and provision of management and consulting services.
CCM (Hong Kong) Medical Investments Limited (“CCM (HK)”)**	June 03, 2013	Hong Kong	85.34%	Investment holding
CMS Radiotherapy Holdings Limited (“CMS (USA)”)	August 13, 2013	United States of America	100%	Investment holding
Shenzhen Concord Medical Investment Limited (“SZ CMS”)	January 10, 2014	PRC	100%	Investment holding
Shanghai Concord Oncology Hospital Limited (“SHC”)**	March 17, 2014	PRC	90%	Group’s medical treatment and service business
Global Medical Imaging (HongKong) Limited. (“GMI”)	May 26, 2014	Hong Kong	100%	Investment holding
Allcure Medical Holdings Limited (“Allcure BVI”)	July 29, 2014	BVI	100%	Investment holding
Datong MeizhongJiahe Cancer Center (“DTMZ”)	October 23, 2014	PRC	100%	Group’s medical treatment and service business
Concord Healthcare Singapore Pte. Ltd. (“CHS”)	April1, 2015	Singapore	100%	Group’s medical treatment and service business
Wuxi Concord Medical Development Ltd.("Wuxi Concord”)	December 29, 2015	PRC	100%	Group’s medical treatment and service business
Beijing Allcure Medical Technology Ltd.	February 5, 2015	PRC	100%	Group’s medical treatment and service business
Concord Hospital Management Group Ltd.	July 7, 2015	Hong Kong	100%	Group’s medical treatment and service business
Beijing Concord Medical Technology Ltd.	January 4, 2016	PRC	100%	Provision of management services
Beijing Century Friendship Science & Technology Development Co., Ltd. ("Beijing Century Friendship")	January 27, 2016	PRC	100%	Group's medical treatment and service business
Beijing Proton Therapy Center (“BPMC” )	January 27, 2016	PRC	80%	Group’s medical treatment and service business
Taizhou Concord Leasing Ltd.	April 20, 2016	PRC	100%	Group’s medical treatment and service business

*On August 27, 2015, the Group changed the name of CMS Hospital Management Co., Ltd. (“CHM”) to Beijing MeizhongJiahe Hospital Management Co., Ltd. (“MHM”), providing management service to the Group’s existing network.

On September 29, 2016, MHM completed its first round private offering of 926,000 ordinary shares to five institutional investors with a consideration of RMB41,670 (US$6,002), among which one investor thereafter transferred all the shares acquired back to the Group in the secondary market. In November 2016, the Group sold 1,483,000 ordinary shares to and bought 10,000 ordinary shares from other existing shareholders in the secondary market. On December 30, 2016, MHM completed its second round private offering of additional 6,666,666 ordinary shares to two new institutional investors with a consideration of RMB100,000 (US$14,403). After the completion of all transactions mentioned above, the Group ultimately holds 85.34% equity interest in MHM.

**On September 9, 2015, CCM (HK) issued (i) 61,302,441 shares to Gopher CCM limited (“Gopher”), an entity controlled by a director of the Company, for a consideration of US$7,859 and (ii) 366,685,949 shares to Ascendium for a consideration of US$47,011, among which US$40,728 has been injected in 2015.  As a result, Gopher holds 14.29% equity interest of CCM (HK) and through which, Gopher indirectly holds 10% of SHC, which is 70% owned by CCM (HK) and Ascendium holds 85.71% equity interest of CCM (HK).